THE ADVISORS' INNER CIRCLE FUND II

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND

                      SUPPLEMENT DATED MAY 16, 2007 TO THE
                       PROSPECTUS DATED NOVEMBER 30, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The following paragraph replaces the second paragraph under the heading "Portfolio Managers" on page 8 of the Prospectus:


Mr. J. Mac Young, CFA, has served as a portfolio manager of the Adviser since May 2007, after serving as a Quantitative Analyst for the Adviser from May 2005 to May 2007. He is responsible for the day-to-day management of the Adviser's quantitative research process and is jointly responsible for the day-to-day management of the Fund. Prior to joining W.R. Hambrecht + Co., LLC, Mr. Young served as an Investment Analyst for YELP Development, LP, where he was responsible for co-managing a portfolio of corporate, municipal and REIT securities. He has more than 7 years of investment experience.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       THE ADVISORS' INNER CIRCLE FUND II

                       HAMBRECHT SMALL CAP TECHNOLOGY FUND

                          SUPPLEMENT DATED MAY 16, 2007
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DATED NOVEMBER 30, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.



The following information replaces the chart under the subheading "Fund Shares Owned by Portfolio Managers" on page 12 of the SAI:

----------------------------------------------------------------------- ------------------------------------------------------------
Name                                                                                               Dollar Range of Fund Shares
----------------------------------------------------------------------- ------------------------------------------------------------
Robert Raney III                                                                                         $10,001-$50,000*
----------------------------------------------------------------------- ------------------------------------------------------------
J. Mac Young                                                                                              $1 - $10,000**
----------------------------------------------------------------------- ------------------------------------------------------------
*        Valuation date is July 31, 2006.
**       Valuation date is May 1, 2007.


The following information replaces the chart under the subheading "Other Accounts" on page 12 of the SAI:

In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The account listed below under "Other Pooled Investment Vehicles" is subject to a performance-based advisory fee.


-------------------------------------------------------------------------- --------------------------------------------------------
         Name                     Registered                             Other Pooled                      Other Accounts
                             Investment Companies                     Investment Vehicles
-----------------------------------------------------------------------------------------------------------------------------------
                        Number of Accounts   Total Assets       Number of Accounts   Total Assets   Number of Accounts  Total Assets
-----------------------------------------------------------------------------------------------------------------------------------
Robert Raney III*              0                 $0                       1          $6,233,802             0                $0
-----------------------------------------------------------------------------------------------------------------------------------
J. Mac Young**                 0                 $0                       0            $0                   0                $0
-----------------------------------------------------------------------------------------------------------------------------------

*  Valuation date is November 1, 2006
** Valuation date is May 1, 2007.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.